Commitments and Contingencies (Details)											3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2022 USD ($)	Dec. 14, 2021	Dec. 08, 2021 m²	Jul. 07, 2021 USD ($)	Aug. 15, 2018 USD ($)	Aug. 10, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 22, 2018 USD ($)	Sep. 05, 2017 USD ($)	Sep. 05, 2017 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 13, 2022 USD ($)	Dec. 08, 2021 ft²
Commitments and Contingencies (Details) [Line Items]
Payment of unpaid invoices									$ 1,800,000	$ 1,800,000
Accrued liability						$ 100,000	$ 600,000					$ 200,000
Interest						$ 1,000.000	$ 7,000.000
Default rate percentage						6.00%	8.00%
Judgment amount								$ 336,000
Legal fees								$ 20,000
Accrued liability												200,000	$ 0.2
Principal amount					$ 6,849,423.42							3,341,801.8	$ 3,341,801.8
Interest rate per annum					18.00%
Confession of judgment description		On December 14, 2021, the Company became aware that a Confession of Judgment (the “Confession of Judgment”) had been entered against the Company in the Superior Court of the State of California, County of Santa Clara by Tech Data on September 24, 2021. The Confession of Judgement is entered for a total sum of $5,942,559.05, which is comprised of the principal sum of $3,341,801.80 and prejudgment interest in the sum of $2,600,757.25.											On December 14, 2021, the Company became aware that a Confession of Judgment (the “Confession of Judgment”) had been entered against the Company in the Superior Court of the State of California, County of Santa Clara by Tech Data on September 24, 2021. The Confession of Judgement is entered for a total sum of $5,942,559.05, which is comprised of the principal sum of $3,341,801.80 and prejudgment interest in the sum of $2,600,757.25.
Award excess price														$ 4,200,000
Settlement amount	$ 1,375,000
Vendor liability													$ 2,908,133
Square feet			5,800												5,800
Interest												90,000.00
Gain on settlement												1,500,000
Convertible debenture principal and interest				$ 15.2								200,000
Expire date			May 31, 2025
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Recognize gain	$ 1,375,000
Total recognize gain											$ 1,533,133
Contractual Commitments [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued liability												700,000
Interest												$ 100,000
Tech Data [Member]
Commitments and Contingencies (Details) [Line Items]
Principal amount					$ 6,849,423.42